----------------------------------------------------------------

   DIRECTORS                OFFICERS
   Barton M. Biggs          James W. Grisham
   CHAIRMAN OF THE BOARD    VICE PRESIDENT
     Chairman and Director, Michael F. Klein
     Morgan Stanley Asset   VICE PRESIDENT
     Management Inc. and    Harold J. Schaaff, Jr.
     Morgan Stanley Asset   VICE PRESIDENT
     Management Limited;    Joseph P. Stadler
     Managing Director,     VICE PRESIDENT
     Morgan Stanley & Co.   Valerie Y. Lewis
     Incorporated; Director, SECRETARY
     Morgan Stanley Group   Karl O. Hartmann
     Inc.                   ASSISTANT SECRETARY
   Frederick B. Whittemore  James R. Rooney
   VICE-CHAIRMAN OF THE     TREASURER
   BOARD                    Joanna M. Haigney
     Advisory Director,     ASSISTANT TREASURER
     Morgan Stanley & Co.
     Incorporated
   Warren J. Olsen
   DIRECTOR AND PRESIDENT
     Principal, Morgan
     Stanley Asset
     Management Inc. and
     Morgan Stanley & Co.
     Incorporated
   John D. Barrett II
   Chairman and Director,
   Barrett Associates, Inc.
   Gerard E. Jones
   Partner, Richards &
   O'Neil LLP
   Andrew McNally IV
   Chairman and Chief
   Executive Officer, Rand
   McNally
   Samuel T. Reeves
   Chairman of the Board and
   CEO, Pinacle L.L.C.
   Fergus Reid
   Chairman and Chief
   Executive Officer,
   LumeLite Corporation
   Frederick O. Robertshaw
   Of Counsel, Bryan, Cave

----------------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
----------------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1251 Avenue of the Americas
New York, NY 10020
--------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
770 Broadway
New York, New York 10003

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
----------------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
----------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

----------------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                      ACTIVE COUNTRY ALLOCATION PORTFOLIO
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1996

LETTER TO SHAREHOLDERS
-------

The Active Country Allocation Portfolio invests in international equity markets, with emphasis placed upon countries, rather that stock selection. This approach reflects our belief that a diversified selection of securities representing exposure to countries that we find attractive provides an effective way to maximize the potential return and minimize the risk associated with global investing.

For the nine month period ended September 30, 1996, the Portfolio had a total return of 7.02% for the Class A shares and 6.58% for the Class B shares, as compared to a total return of 4.39% for the Morgan Stanley Capital International
(MSCI) EAFE Index. The average annual

PERFORMANCE COMPARED TO MORGAN STANLEY CAPITAL
INTERNATIONAL (MSCI) EAFE INDEX(1)
----------------------------------------------------

                                               TOTAL RETURNS(2)
                                      -----------------------------------
                                                                AVERAGE
                                                                ANNUAL
                                                     ONE         SINCE
                                         YTD        YEAR       INCEPTION
                                      ---------  -----------  -----------
PORTFOLIO--CLASS A..................       7.02%      13.01%        8.62%
PORTFOLIO--CLASS B(3)...............       6.58         N/A          N/A
INDEX...............................       4.39        8.61         9.37

1. The MSCI EAFE Index is an unmanaged index of common stocks and includes Europe, Australia and the Far East (assumes dividends reinvested net of withholding taxes).

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

3.  The Portfolio began offering Class B shares on January 2, 1996.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE COUNTRY SPECIFIC PERFORMANCE RESULTS PROVIDED ARE AS MEASURED BY THE MSCI EAFE INDEX AND ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

total return for the twelve months ended September 30, 1996 and the period from inception on January 17, 1992 through September 30, 1996 was 13.01% and 8.62%, respectively, for the Class A shares as compared to 8.61% and 9.37%, respectively, for the Index.

In the nine months ended September 30, 1996 global equity markets have had strong returns albeit in a volatile atmosphere. All of the major markets have had positive performance (MSCI EAFE gained 3.2% in U.S. dollars and 7.8% in local currency) except for Japan (-4.9% in U.S. dollars and 2.7% in local currency). The majority of positive performance was in March and April in the first half while September held the positive trends in the third quarter as the markets recovered from the interest rate concerns of the summer months.

For the third quarter, the Active Country Allocation portfolio had a total return of -1.06% versus the MSCI EAFE benchmark of -0.13%. Portfolio underperformance was concentrated in July when world equity markets declined sharply, sparked by a stronger-than-expected U.S. employment report on July 5th. Subsequent fears of U.S. Fed tightening were exacerbated by some high profile earnings disappointments from the likes of Motorola and AT&T, and by a flurry of mutual fund redemptions. The international equity markets followed the U.S. lead, hurt by fears of both German and Japanese rate hikes and by a sharp pullback in the U.S. dollar, raising concerns about already fragile Japanese and European economic recoveries. In August, the markets fought their way back, with the exception of Japan, which fell 4.5% for the month, primarily on the back of a poor August Tankan survey on corporate confidence and business conditions. However, the dollar reverted to a strengthening mode, and September witnessed surging global equity returns as central banks kept policy loose and bond yields fell in the U.S. and Japan, and converged sharply in Europe.

In late August, we reduced our French weight to slightly below neutral, sold our below benchmark allocation to

Switzerland and eliminated our exposure to the Japanese banks (about 25% of the Japanese position). We reinvested the proceeds and some frictional cash in Japan ex-banks (4%), Sweden (3%) and the UK (4%) (bringing our underweight position closer to the benchmark weight.)

The sector tilt out of Japanese bank stocks is an unusual move for us implemented on the basis of unattractive valuations, a huge inventory of bad loans, little demand for credit and the need for banks to issue equity to meet regulatory capital requirements.

Going forward, we remain fully invested with a neutral weight in Japan excluding the banks (35% vs. 37%), overweight Asia and underweight Europe. During September, skepticism on the prospects for European Monetary Union in 1999 dissipated in the face of positive budgets presented (especially by Spain) and agreement in principle on an exchange rate mechanism (ERM II) for the second round of EMU countries and a post-EMU fiscal stability pact. We believe EMU will be positive for Europe's short and long term growth prospects--the full benefits of which investors are only beginning to understand and discount. In Europe, we have focused on those countries which we believe will be beneficiaries of the European Monetary Union in 1999. Namely, Germany (based on a weaker Euro versus the deutsche mark and increased global growth), and Italy and Spain, (based on further rate convergence and lower interest rates). Particularly in Italy we feel the prospects for substantial interest rate cuts remain, increased with the prospect for passage of the government's beefed-up budget package for 1997.

Japanese equities have not responded to either the falling bond yield or the weakening currency, but we believe that the market has become too pessimistic about growth and that earnings will surprise on the upside. Importantly, sentiment is at rock bottom levels and Japan has underperformed international markets. We remain at benchmark weight but realize that a large calendar of equity issuance, the October 20th snap elections and the fear of disinflation overhang the market.

Our focus on developing Asia is based on our belief that the region offers high quality economic growth and attractive earnings at reasonable valuations. These markets are also appealing technically as they are oversold and underowned by foreign and local investors. The portfolio is concentrated in Hong Kong and Singapore with an opportunistic allocation to Thailand. Hong Kong has been performing well; property markets are in good shape and the growth prospects for China are positive. Singapore is still reeling from the government's anti-speculation real estate measures but the market is very attractively priced and the fundamentals are sound. Thailand has been a big disappointment as political, economic and profit concerns have rocked the market all year. We believe the bad news has been well discounted however with the market oversold and as cheap as it has been since the early 1990's.

We plan to maintain our yen and deutsche mark bloc hedges. We expect that the dollar will continue to appreciate against these currencies, because of the need for Germany and Japan to stimulate growth and because the U.S. Fed is expected to raise interest rates ahead of the European and Japanese central banks.

Over the near term, the global economic backdrop continues to support financial assets with monetary policy remaining accommodative and only a marginal drag expected from fiscal tightening. The unexpected delayed increase in U.S. interest rates in combination with a still buoyant U.S. economy was positive news for international markets. We continue to believe that U.S. investors will rotate out of the U.S. into international markets. We favor the Asian region and Japan as these market are poised for strong performance after having lagged world markets in recent periods.

Barton M. Biggs
PORTFOLIO MANAGER

Madhav Dhar
PORTFOLIO MANAGER

Francine J. Bovich
PORTFOLIO MANAGER

Ann D. Thivierge
PORTFOLIO MANAGER

October 1996

INVESTMENTS (UNAUDITED)
----------
SEPTEMBER 30, 1996

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
COMMON STOCKS (94.9%)
  AUSTRALIA (1.8%)
         16,300    Amcor Ltd.                           $      98
         20,600    Australian National Industries
                    Ltd.                                       18
         26,100    Boral Ltd. (Bonus Shares Plan)              67
          6,500    Brambles Industries Ltd.                   105
         45,800    Broken Hill Proprietary Co., Ltd.          587
         14,300    Burns, Philip & Co., Ltd.                   20
         12,173    Coca-Cola Amatil Ltd.                      160
         32,900    Coles Myer Ltd.                            120
          7,700    CRA Ltd.                                   116
         26,300    CSR Ltd.                                    92
         59,100    Fosters Brewing Corp.                      106
         11,800    Gio Australia Holdings Ltd.                 30
         32,700    Goodman Fielder Ltd.                        33
          8,337    Highlands Gold Ltd.                          3
          8,400    ICI Australia Ltd.                          81
          6,900    Lend Lease Corp., Ltd.                     112
         40,700    MIM Holdings Ltd.                           50
         34,980    National Australia Bank Ltd.               368
          7,900    Newcrest Mining Ltd.                        28
         46,800    News Corp., Ltd.                           246
         40,197    Normandy Mining Ltd.                        55
         18,500    North Ltd.                                  52
         26,700    Pacific Dunlop Ltd.                         55
         25,300    Pioneer International Ltd.                  69
          5,700    Renison Goldfields Consolidated
                    Ltd.                                       25
         16,100    Santos Ltd.                                 68
          3,500    Sons of Gwalia Ltd.                         21
         19,300    Southcorp Holdings Ltd.                     55
         10,500    TABCORP Holdings Ltd.                       52
          8,600    TNT Ltd.                                    11
         46,000    Westpac Banking Corp.                      238
         25,700    WMC Ltd.                                   166
                                                        ---------
                                                            3,307
                                                        ---------
  BRAZIL (0.4%)
        495,000    Cia Paulista de Forca E Luz S.A.            45
      1,624,000    Cia Siderurgica Nacional S.A.               34
      1,783,000    Eletrobras S.A.                            469
        425,000    Lightpar (New) S.A.                         60
        354,000    Light-Servicos de Eletricidade
                    S.A.                                      110
         27,342    Telesp S.A.                                  5
                                                        ---------
                                                              723
                                                        ---------
  FRANCE (4.3%)
            733    Accor S.A.                                  91
          1,815    Air Liquide                                281
          3,139    Alcatel Alsthom                            265
          4,377    AXA S.A.                                   262

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------

          4,423    Banque Nationale de Paris            $     168
            850    BIC Corp.                                  111
            763    Bouygues                                    68
            564    Canal Plus                                 139
            900    Carrefour S.A.                             505
            561    Cie Bancaire S.A.                           59
          2,339    Cie de Saint Gobain                        317
          3,963    Cie de Suez S.A.                           158
          2,261    Cie Financiere de Paribas S.A.,
                    Class A                                   145
          2,483    Cie Generale des Eaux                      270
          6,700    Elf Aquitaine                              524
            850    Eridania Beghin-Say S.A.                   131
            200    Essilor International                       53
          1,833    Groupe Danone                              268
          2,062    Guichard-Perrachon                         106
          1,546    Havas S.A.                                 102
          2,642    Lafarge S.A.                               156
            680    Legrand                                    116
          1,535    Loreal                                     520
          2,250    LVMH                                       488
          1,489    Lyonnaise des Eaux                         133
          3,864    Michelin CGDE, Class B                     197
          1,550    Pernod Ricard                               86
            530    Pinault-Printemps S.A.                     195
            470    Promodes                                   127
          1,400    PSA Peugeot Citroen S.A.                   154
          7,847    Rhone-Poulenc S.A., Class A                219
             80    Sagem                                       46
            260    Saint Louis                                 63
          2,426    Sanofi                                     199
          3,541    Schneider S.A.                             167
            832    Simco S.A.                                  69
             50    Societe Eurafrance S.A.                     20
          1,824    Societe Generale                           202
            150    Sodexho S.A.                                72
          3,196    Thomson CSF                                 95
          5,504    Total S.A., Class B                        433
          7,954    UAP (Compagnie)                            161
          6,500    Usinor Sacilor                             100
                                                        ---------
                                                            8,041
                                                        ---------
  GERMANY (9.3%)
          1,900    AGIV AG                                     29
          1,050    Allianz AG                               1,852
            200    AMB Aachener & Muenchener
                    Beteiligungs AG                           164
         28,500    BASF AG                                    889
         32,000    Bayer AG                                 1,168
         10,150    Bayerische Hypotheken Bank AG              290

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
  GERMANY (CONTINUED)
         10,950    Bayerische Vereinsbank AG            $     380
          4,000    Beiersdorf AG                              192
          2,000    Bilfinger & Berger AG                       86
            250    Brau Und Brunnen AG                         19
            800    Bremer Vulkan Verbund AG                     2
          1,000    CKAG Colonia Konzern AG                     77
          5,000    Continential AG                             91
         24,500    Daimler-Benz AG                          1,344
            450    Degussa AG                                 164
         23,300    Deutsche Bank AG                         1,095
          1,600    Deutsche Lufthansa AG                      226
         20,650    Dresdner Bank AG                           544
          2,500    Heidelberger Zement AG                     174
          4,000    Hochtief AG                                189
            550    Karstadt AG                                189
          2,550    Kloeckner-Humboldt-Deutz AG                 12
            500    Linde AG                                   319
            500    MAN AG                                     129
          1,700    Mannesmann AG                              637
          8,350    Merck KGaA                                 301
          2,815    Metro AG                                   256
            359    Muenchener Rueck AG (Registered)           813
            900    Preussag AG                                226
         15,500    RWE AG                                     581
          2,900    SAP AG                                     479
          3,500    Schering AG                                271
         28,000    Siemens AG                               1,472
            100    STRABAG AG                                   9
          1,650    Thyssen AG                                 304
         22,850    VEBA AG                                  1,196
            256    Viag AG                                     98
          1,050    Viag AG (RFD)                              403
          1,300    Volkswagen AG                              484
                                                        ---------
                                                           17,154
                                                        ---------
  HONG KONG (7.8%)
         48,000    Applied International Holdings               3
         62,832    Bank of East Asia Ltd.                     231
        236,000    Cathay Pacific Airways Ltd.                383
        177,000    Cheung Kong Holdings Ltd.                1,361
        159,500    China Light & Power Co., Ltd.              743
        129,934    Chinese Estates Holdings                   118
         25,200    Dickson Concepts International
                    Ltd.                                       82
         52,000    Giordano Holdings Ltd.                      46
        100,000    Hang Lung Development Co.                  191
        154,300    Hang Seng Bank Ltd.                      1,636
         15,200    Hong Kong Aircraft Engineering
                    Co., Ltd.                                  38
        156,400    Hong Kong & China Gas Co., Ltd.            266
        103,000    Hong Kong & Shanghai Hotel Ltd.            186
        871,399    Hong Kong Telecommunications Ltd.        1,578
                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------

        348,198    Hopewell Holdings Ltd.               $     197
        283,000    Hutchison Whampoa Ltd.                   1,903
         87,000    Hysan Development Co., Ltd.                272
         32,000    Johnson Electric Holdings Ltd.              73
          3,700    Melco International Development
                    Ltd.                                        1
         47,000    Miramar Hotel & Investment Ltd.             94
        123,228    New World Development Co., Ltd.            647
        115,000    Oriental Press Group Ltd.                   56
         31,500    Peregrine Investment Holdings Ltd.          50
         86,340    Shangri-La Asia Ltd.                       115
        132,000    Shun Tak Holdings Ltd.                      88
        150,000    South
                    China Morning Post Holdings Ltd.          112
         83,000    Stelux Holdings Ltd.                        18
        184,000    Sun Hung Kai Properties Ltd.             1,957
        126,000    Swire Pacific Ltd., Class A              1,128
         35,000    Television Broadcasts Ltd.                 130
        175,000    Wharf Holdings Ltd.                        724
         12,260    Wing Lung Bank Ltd.                         72
         28,000    Winsor Industrial Corp.                     25
                                                        ---------
                                                           14,524
                                                        ---------
  ITALY (7.2%)
         78,012    Assicurazioni Generali S.p.A             1,659
        152,700    Banca Commerciale                          305
         44,300    Banco Ambrosiano Ven                        99
         19,600    Benetton S.p.A.                            221
         13,500    Cartiere Burgo                              66
        221,000    Credito Italiano                           254
         60,000    Edison S.p.A.                              374
        427,000    ENI S.p.A.                               2,183
          7,000    Falck                                       29
        282,500    Fiat S.p.A.                                794
         69,800    Fiat S.p.A. Di Risp (NCS)                  103
         26,500    Impregilo S.p.A.                            22
         55,200    Instituto Mobiliare Italiano               469
         77,000    Istituto Bancario San Paolo                507
        347,900    Istituto Nazionale delle
                    Assicurazioni                             504
         12,800    Italcementi                                 32
         23,350    Italcementi Di Risp                        139
         56,800    Italgas                                    213
         38,900    Magneti Marelli S.p.A.                      46
        108,000    Mediaset S.p.A.                            535
         43,000    Mediobanca S.p.A.                          248
        370,574    Montedison S.p.A.                          239
         86,900    Montedison S.p.A. Di Risp (NCS)             52
        313,250    Olivetti S.p.A.                            115
        126,920    Parmalat Finanziaria S.p.A.                183
        153,000    Pirelli S.p.A.                             279
         24,515    R.A.S. S.p.A.                              242
         22,000    Rinascente                                 134
          2,200    Saffa S.p.A.                                 3
         10,900    SAI                                         92
         12,900    Sasib                                       43
         24,500    Sirti S.p.A.                               149

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
  ITALY (CONTINUED)
         58,000    SNIA BPD S.p.A.                      $      49
        593,900    Telecom Italia Mobile S.p.A.             1,318
        595,500    Telecom Italia S.p.A.                    1,323
        158,000    Telecom Italia S.p.A. Di Risp
                    (NCS)                                     291
                                                        ---------
                                                           13,314
                                                        ---------
  JAPAN (34.8%)
          4,100    Advantest Corp.                            168
         63,000    Ajinomoto Co.                              700
         31,000    Aoki Corp.                                  99
          3,100    Aoyama Trading Co.                          85
         31,000    Asahi Breweries Ltd.                       328
         95,000    Asahi Chemical Industry Co., Ltd.          617
         90,000    Asahi Glass Co., Ltd.                      992
         31,000    Bridgestone Co.                            558
         47,000    Canon, Inc.                                922
         19,000    Casio Computer Co.                         163
         12,000    Chiyoda Corp.                              130
         28,000    Chugai Pharmaceuticals Co.                 268
         63,000    Dai Nippon Printing Co., Ltd.            1,174
         43,000    Daiei, Inc.                                408
         31,000    Daikin Industries Ltd.                     303
         31,000    Daiwa House Industry Co., Ltd.             444
         63,000    Daiwa Securities Co., Ltd.                 723
         31,000    Denso Co., Ltd.                            692
         21,000    Ebara Corp.                                318
         13,400    Fanuc                                      492
         24,000    Fuji Photo Film Ltd.                       729
        102,000    Fujitsu Ltd.                               969
         51,000    Furukawa Electric Co.                      297
         63,000    Hankyu Corp.                               343
         31,000    Hazama Corp.                               124
        157,000    Hitachi Ltd.                             1,519
         49,000    Honda Motor Co.                          1,229
         20,000    Ito-Yokado Co., Ltd.                     1,134
        126,000    Japan Airlines Co.                         880
         79,000    Japan Energy Corp.                         278
         25,000    Jusco Co., Ltd.                            759
         63,000    Kajima Corp.                               581
         33,500    Kansai Electric Power Co.                  720
         58,000    Kao Corp.                                  722
        161,000    Kawasaki Steel Corp.                       540
         95,000    Kinki Nippon Railway                       658
         63,000    Kirin Brewery Co., Ltd.                    700
         63,000    Komatsu Ltd.                               545
         95,000    Kubota Corp.                               560
         63,000    Kumagai Gumi Co.                           226
          9,000    Kyocera Corp.                              641
         31,000    Kyowa Hakko Kogyo                          281
         95,000    Marubeni Corp.                             494
                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------

         19,000    Marui Co., Ltd.                      $     366
         95,000    Matsushita Electric Industries
                    Ltd.                                    1,592
         95,000    Mitsubishi Chemical Corp.                  400
         87,000    Mitsubishi Corp.                         1,107
        111,000    Mitsubishi Electric Corp.                  756
         68,000    Mitsubishi Estate Co., Ltd.                932
        172,000    Mitsubishi Heavy Industries Ltd.         1,398
         57,000    Mitsubishi Materials Corp.                 273
         95,000    Mitsui & Co.                               825
         63,000    Mitsui Engineering & Shipbuilding
                    Co., Ltd.                                 172
         51,000    Mitsui Fudosan Co.                         676
         35,000    Mitsukoshi Ltd.                            323
         12,000    Murata Manufacturing Co., Ltd.             428
         75,000    NEC Corp.                                  880
         63,000    New Oji Paper Co., Ltd.                    477
         31,000    NGK Insulators                             328
         62,000    Nippon Express Co., Ltd.                   567
         31,000    Nippon Fire & Marine Insurance Co.         182
         30,000    Nippon Light Metal Co., Ltd.               162
         31,000    Nippon Meat Packers, Inc.                  428
         95,000    Nippon Oil Co.                             580
        349,000    Nippon Steel Co.                         1,082
         95,000    Nippon Yusen Kabushiki Kaisha              494
        120,000    Nissan Motor Co.                           967
        184,000    NKK Corp.                                  472
         95,000    Nomura Securities Co., Ltd.              1,745
         63,000    Odakyu Electric Railway Corp.              406
        139,000    Osaka Gas Co.                              471
         31,000    Penta-Ocean Construction                   184
         10,000    Pioneer Electric Corp.                     204
          3,000    Rohm Co.                                   189
         31,000    Sankyo Co., Ltd.                           792
         95,000    Sanyo Electric Co., Ltd.                   510
          7,000    Secom Co., Ltd.                            442
          6,200    Sega Enterprises                           269
         31,000    Sekisui House Co., Ltd.                    339
         62,000    Sharp Corp.                              1,028
          9,000    Shimano, Inc.                              167
         45,000    Shimizu Corp.                              443
         14,000    Shin-Etsu Chemical Co.                     251
         14,000    Shiseido Co., Ltd.                         168
         63,000    Showa Denko                                172
         14,200    Sony Corp.                                 894
        126,000    Sumitomo Chemical Co.                      583
         63,000    Sumitomo Corp.                             552
         42,000    Sumitomo Electric Industries               576
         13,000    Sumitomo Forestry Co., Ltd.                188
         30,000    Sumitomo Metal & Mining Co.                253
        221,000    Sumitomo Metal Industries                  626
         32,000    Sumitomo Osaka Cement Co., Ltd.            139
         63,000    Taisei Corp., Ltd.                         408
         49,000    Takeda Chemical Industries                 896
         63,000    Teijin Ltd.                                317

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
  JAPAN (CONTINUED)
         63,000    Tobu Railway Co.                     $     387
         22,600    Tohoku Electric Power                      490
         95,000    Tokio Marine & Fire Insurance Co.        1,123
         14,000    Tokyo Dome Corp.                           288
         58,400    Tokyo Electric Power Co.                 1,413
          7,000    Tokyo Electron Ltd.                        203
         91,000    Tokyo Gas Co.                              311
         63,000    Tokyu Corp.                                443
         43,000    Toppan Printing Co., Ltd.                  605
         95,000    Toray Industries, Inc.                     601
         31,000    Toto Ltd.                                  442
         63,000    Toyoba Co.                                 209
        146,000    Toyota Motor Corp.                       3,728
         63,000    Ube Industries Ltd.                        219
         63,000    Yamaichi Securities Co.                    387
                                                        ---------
                                                           64,441
                                                        ---------
  KOREA (1.0%)
          5,770    Cho Hung Bank Co., Ltd. (Foreign)           65
          5,170    Commercial Bank of Korea                    48
          4,000    Daewoo Corp.                                33
         12,520    Daewoo Heavy Industries                     94
          1,730    Daewoo Securities Co.                       37
          1,270    Dong-Ah Construction Industrial
                    Co.                                        36
          5,880    Hanil Bank                                  59
          1,740    Hyundai Engineering & Construction
                    Co. (Foreign)                              54
          1,420    Hyundai Motor Co., Ltd.                     58
         17,710    Korea Electric Power                       585
          5,310    Korea First Bank                            38
            130    Korea Mobile Telecommunications
                    Corp.                                     144
          2,730    L.G. Chemical Ltd.                          34
          3,310    Pohang Iron & Steel Co., Ltd.              237
          2,080    Samsung Corp.                               31
            870    Samsung Display Devices Co.                 54
          2,460    Samsung Electronics                        193
            340    Tong Yang Cement Co.                         8
          2,270    Yukong Ltd.                                 58
                                                        ---------
                                                            1,866
                                                        ---------
  NETHERLANDS (3.1%)
          7,648    ABN Amro Holdings N.V.                     424
          1,850    Akzo Nobel N.V.                            224
         15,600    Elsevier N.V.                              258
            950    Heineken N.V.                              173
         17,127    ING Groep N.V.                             527
          2,156    KLM Royal Dutch Airlines N.V.               58
          3,135    Koninklijke Ahold N.V.                     177
            750    Koninklijke Hoogovens N.V.                  27
          2,500    Koninklijke KNP BT N.V.                     59
         22,101    Koninklijke PTT Nederland N.V.             760
                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------

            550    Nedlloyd Groep N.V.                  $      14
          7,900    Philips Electronics N.V.                   285
         12,700    Royal Dutch Petroleum Co.                1,984
            721    Stork N.V.                                  22
          3,800    Unilever N.V.                              600
          1,668    Wolters Kluwer N.V.                        210
                                                        ---------
                                                            5,802
                                                        ---------
  SINGAPORE (4.5%)
         24,000    Amcol Holdings Ltd.                         45
         72,000    City Developments Ltd.                     613
         18,000    Cycle & Carriage Ltd.                      195
         86,000    DBS Land Ltd.                              285
         60,000    Development Bank of Singapore Ltd.
                    (Foreign)                                 737
         22,000    First Capital Corp., Ltd.                   53
         27,800    Fraser & Neave Ltd.                        286
         36,000    Hai Sun Hup Group Ltd.                      26
         42,000    Hotel Properties Ltd.                       69
         17,000    Inchcape Bhd                                57
         13,000    Jurong Shipyard Ltd.                        63
         49,000    Keppel Corp., Ltd.                         379
         36,000    Natsteel Ltd.                               64
         74,000    Neptune Orient Lines Ltd.
                    (Foreign)                                  65
         88,300    Oversea-Chinese Banking Corp.
                    (Foreign)                               1,060
         12,000    Overseas Union Enterprise Ltd.              64
         28,000    Parkway Holdings Ltd.                       91
          9,000    Robinson & Co., Ltd.                        38
         16,000    Shangri-La Hotel Ltd.                       57
        114,000    Singapore Airlines Ltd. (Foreign)        1,149
         30,800    Singapore Press Holdings (Foreign)         562
         67,000    Singapore Technologies Industrial
                    Corp.                                     159
        555,000    Singapore Telecommunications Ltd.        1,277
         35,000    Straits Trading Co., Ltd.                   84
        132,000    United Industrial Corp., Ltd.              116
         81,000    United Overseas Bank Ltd.
                    (Foreign)                                 788
                                                        ---------
                                                            8,382
                                                        ---------
  SPAIN (3.5%)
            735    Acerinox S.A.                               86
          2,700    Aguas de Barcelona                         102
             30    Aguas de Barcelona (New)                     1
          7,900    Argentaria S.A.                            327
         13,370    Autopistas (ACESA)                         160
         14,100    Banco Bilbao Vizcaya S.A.                  650
         10,300    Banco Central Hispano Americano
                    S.A.                                      233
         10,000    Banco Santander S.A.                       520
          1,000    Corporacion Financiera Alba                 83
          1,700    Corporacion Mapfre                          83
          3,600    Dragados y Construccion S.A.                46
          3,050    Ebro Agricolas S.A.                         36

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
  SPAIN (CONTINUED)
          1,350    ENCE S.A.                            $      19
         16,000    Endesa S.A.                                942
         10,600    Ercros S.A.                                  6
          4,900    Ercros S.A. (New)                            3
          1,100    FASA Renault S.A.                           22
            950    Fomento Construction y Contractas
                    S.A.                                       75
          2,350    Gas Natural SDG S.A.                       415
         58,300    Iberdrola S.A.                             565
            145    Mapfre Corporacion                           6
          1,400    Metro Vacesa                                48
            500    Portland Valderrivas S.A.                   30
         18,800    Repsol S.A.                                618
          2,300    Tabacalera S.A., Class A                    98
         58,900    Telefonica de Espana S.A.                1,093
         18,300    Union Electrica Fenosa S.A.                114
          3,250    Uralita S.A.                                28
          2,700    Vallehermoso S.A.                           52
          1,450    Viscofan Envolturas Celulosicas
                    S.A.                                       22
            540    Zardoya Otis S.A.                           52
                                                        ---------
                                                            6,535
                                                        ---------
  SWEDEN (3.2%)
          3,950    ABB AB, Class A                            418
          2,300    AGA AB, Class A                             38
          6,500    AGA AB, Class B                            106
         27,800    Astra AB, Class A                        1,175
          9,150    Atlas Copco AB, Class A                    189
          2,600    Autoliv AB                                 112
          2,600    Diligentia AB                               31
          3,600    Electrolux AB, Series B                    202
         45,400    Ericsson LM, Class B                     1,144
          1,800    Esselte AB, Class A                         39
          2,000    Hennes & Mauritz AB, Class B               245
          6,000    S.K.F. AB, Class B                         144
         15,050    Stora Kopparbergs AB, Class A              195
            400    Scancem AB, Class A                         14
          4,400    Securitas AB, Class B                      106
          5,600    Skandia Forsakrings AB                     155
         26,000    Skandinaviska Enskilda Banken,
                    Class A                                   228
          6,100    Skanska AB, Class B                        232
          6,200    Stadshypotek AB                            158
          9,200    Svenska Cellulosa AB, Class B              189
         10,000    Svenska Handelsbanken, Class A             246
         23,200    Swedish Match AB                            70
          6,600    Trelleborg AB, Class B                      90
         19,250    Volvo AB, Class B                          414
                                                        ---------
                                                            5,940
                                                        ---------
                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------

  THAILAND (1.9%)
         21,500    Advanced Information Service PCL
                    (Foreign)                           $     279
         32,400    Bangchak Petroleum PCL (Foreign)            38
        126,809    Bangkok Metropolitan Bank PCL
                    (Foreign)                                  74
         14,875    Bank of Ayudhya PCL (Foreign)               68
         11,800    CMIC Finance & Securities Co.,
                    Ltd. (Foreign)                             29
          3,600    CP Feedmill Co., Ltd. (Foreign)             13
         23,200    Dhana Siam Finance & Securities
                    PCL (Foreign)                             109
         27,400    General Finance & Securities plc
                    (Foreign)                                  72
         22,900    Italian Thai Development PCL
                    (Foreign)                                 166
         20,700    Jasmine International PCL
                    (Foreign)                                  67
        127,500    Krung Thai Bank PCL (Foreign)              546
         19,600    National Finance & Securities Co.,
                    Ltd. (Foreign)                             67
         19,200    National Petrochemical PCL
                    (Foreign)                                  20
          9,900    One Holding plc (Foreign)                   16
         16,900    Phatra Thanakit Co., Ltd.
                    (Foreign)                                  96
         28,400    PTT Exploration & Production PCL
                    (Foreign)                                 420
         34,500    Quality House plc (Foreign)                 67
         46,900    Sahaviriya Steel Industry PCL
                    (Foreign)                                  24
         12,700    Shinawatra Computer Co. plc
                    (Foreign)                                 218
         21,700    Shinawatra Satellite PCL (Foreign)          36
          3,600    Siam Cement PCL (Foreign)                  147
         37,300    Siam City Bank PCL (Foreign)                63
          3,500    Siam City Cement PCL (Foreign)              24
        204,100    TelecomAsia Corp. PCL (Foreign)            413
         41,600    Thai Airways International PCL
                    (Foreign)                                  82
         26,500    Thai Military Bank PCL (Foreign)            94
         21,500    United Communications Industry
                    (Foreign)                                 196
                                                        ---------
                                                            3,444
                                                        ---------
  UNITED KINGDOM (12.1%)
         33,700    Abbey National plc                         313
         22,100    Arjo Wiggins Appleton plc                   59
         13,300    Associated British Foods plc                85
         42,274    Barclays plc                               621
         17,900    BICC plc                                    83
         28,100    Bass plc                                   343

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
  UNITED KINGDOM (CONTINUED)
         77,500    BAT Industries plc                   $     517
         32,946    Blue Circle Industries plc                 198
         16,047    BOC Group plc                              220
         26,600    Boots Co. plc                              259
         16,500    BPB Industries plc                          97
         12,467    British Aerospace plc                      206
         28,351    British Airways plc                        241
        107,700    British Gas plc                            336
        138,592    British Petroleum Co. plc                1,438
         40,500    British Sky Broadcasting plc               370
         50,200    British Steel plc                          155
        144,200    British Telecommunications plc             805
        111,505    BTR plc                                    472
          7,546    Burmah Castrol plc                         135
         67,576    Cable & Wireless plc                       474
         27,894    Cadbury Schweppes plc                      224
         20,700    Caradon plc                                 80
         22,643    Coats Viyella plc                           52
         16,592    Commercial Union plc                       156
         13,200    Courtaulds plc                              99
          3,577    De La Rue Co. plc                           33
         13,750    EMI Group plc                              287
         13,200    General Accident plc                       141
         71,100    General Electric plc                       440
         14,132    GKN plc                                    248
         79,600    Glaxo Wellcome plc                       1,248
         18,012    Granada Group plc                          241
         60,672    Grand Metropolitan plc                     452
         29,800    Great Universal Stores plc                 299
         27,600    Guardian Royal Exchange plc                112
         54,600    Guinness plc                               391
        127,821    Hanson plc                                 314
         32,000    Harrisons & Crosfields plc                  68
         46,745    HSBC Holdings plc                          878
         21,200    Imperial Chemical Industries plc           278
         37,383    Ladbroke Group plc                         123
         19,800    Land Securities plc                        216
         20,400    Lasmo plc                                   69
         13,600    Legal & General Group plc                  171
        135,000    Lloyds TSB Group plc                       799
         20,805    Lonrho plc                                  55
         85,400    Marks and Spencer plc                      664
         15,000    MEPC plc                                   103
         35,500    National Power plc                         219
         19,400    Peninsular & Oriental Steam
                    Navigation Co.                            189
         37,704    Pilkington plc                             112
                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------

         49,521    Prudential Corp. plc                 $     348
         24,300    Rank Organisation plc                      163
         14,727    Redland plc                                105
         17,700    Reed International plc                     327
         43,000    Reuters Holdings plc                       497
         14,100    Rexam plc                                   87
          8,500    RMC Group plc                              153
         38,528    Royal & Sun Alliance Insurance
                    Group plc                                 244
         13,185    Royal Bank of Scotland Group plc           101
         29,399    RTZ Corp. plc                              450
         32,114    Safeway plc                                165
         47,746    Sainsbury (J) plc                          276
          5,400    Schroders plc                              117
         25,230    Scottish Power plc                         121
         49,000    Sears plc                                   71
         14,000    Sedgwick Group plc                          26
         11,300    Slough Estates plc                          45
         60,910    Smithkline Beecham plc, Class A            744
          7,150    Southern Electric plc                       69
         34,897    Tarmac plc                                  53
         18,800    Taylor Woodrow plc                          47
         61,660    Tesco plc                                  293
         17,887    Thames Water plc                           151
         12,950    Thorn plc                                   74
         13,140    TI Group plc                               120
         16,800    Unilever plc                               359
         16,982    United Utilities plc                       152
         84,507    Vodafone Group plc                         293
         22,400    Zeneca Group plc                           557
                                                        ---------
                                                           22,396
                                                        ---------
TOTAL COMMON STOCKS (Cost $168,871)                       175,869
                                                        ---------
PREFERRED STOCKS (1.6%)
  AUSTRALIA (0.1%)
         23,000    News Corp., Ltd.                            99
                                                        ---------
  BRAZIL (NON-VOTING STOCKS) (1.1%)
         22,666    Aracruz Celelose S.A., Class B              39
     19,179,873    Banco Bradesco S.A.                        163
      1,922,000    Banco do Brasil                             18
      1,118,000    Banco do Estado Sao Paulo                    3
        165,663    Brahma                                     103
        847,000    Ceval Alimentos S.A.                         8
      1,064,000    Cia Brasileira de Petroleo
                    Ipiranga                                   14
      2,861,500    Cia Energetica de Minas Gerais              85
         71,000    Cia Energetica de Sao Paulo                  2
      1,818,000    Cia Siderurgica de Tubarao                  26
      1,020,000    Eletrobras, Class B                        285
         21,500    Industrias Klabin de Papel e
                    Celulose S.A.                              23
        222,000    Itaubanco                                   92
         81,000    Itausa Investimentos Itau S.A.              63

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
  BRAZIL (NON-VOTING STOCKS) (CONTINUED)
      2,044,000    Petrobras                            $     240
         20,000    Sadia Concordia                             12
      7,618,000    Telebras                                   599
        638,000    Telesp                                     123
     42,268,000    Usiminas                                    42
          8,136    Vale Do Rio Doce                           161
                                                        ---------
                                                            2,101
                                                        ---------
  GERMANY (0.3%)
          8,750    RWE AG                                     265
          1,900    SAP AG                                     319
                                                        ---------
                                                              584
                                                        ---------
  ITALY (0.1%)
         90,000    Fiat S.p.A                                 133
                                                        ---------
TOTAL PREFERRED STOCKS (Cost $2,447)                        2,917
                                                        ---------
    NO. OF
    RIGHTS
---------------
RIGHTS (0.0%)
  JAPAN(0.0%)
            320    Industrial Bank of Japan                     4
                                                        ---------
  KOREA (0.0%)
            142    Yukong Ltd. (Foreign)                        1
                                                        ---------
  SPAIN (0.0%)
             54    Zardoya Otis S.A.                           --
                                                        ---------
  UNITED KINGDOM (0.0%)
          3,254    BICC plc                                     1
                                                        ---------
TOTAL RIGHTS (Cost $0)                                          6
                                                        ---------
    NO. OF
   WARRANTS
---------------
WARRANTS (0.0%)
  BRAZIL (0.0%)
     38,440,000    Banco do Brasil, Series A,
                    expiring 6/30/01                           --
     57,660,000    Banco do Brasil, Series B,
                    expiring 6/30/06                           --
     96,100,000    Banco do Brasil, Series C,
                    expiring 6/30/11                           --
                                                        ---------
                                                               --
                                                        ---------
  FRANCE (0.0%)
            620    Guichard-Perrachon, expiring
                    12/31/99                                    6
                                                        ---------
  HONG KONG (0.0%)
          4,400    Applied International Holdings,
                    expiring 12/30/99                          --
         13,700    Hong Kong & China Gas Co., Ltd.,
                    expiring 9/30/97                            4
    NO. OF                                                VALUE
   WARRANTS                                               (000)
---------------                                         ---------

          2,300    Hysan Development Co., Ltd.,
                    expiring 4/30/98                    $       1
         11,500    Oriental Press Group Ltd.,
                    expiring 10/02/98                          --
          1,750    Peregrine Investment Holdings
                    Ltd., expiring 5/15/98                     --
                                                        ---------
                                                                5
                                                        ---------
  ITALY (0.0%)
          2,950    RAS S.p.A, expiring 12/31/97                 9
          1,550    RAS S.p.A. Savings Shares,
                    expiring 12/31/97                           2
          1,050    Rinascente, expiring 12/31/99               --
                                                        ---------
                                                               11
                                                        ---------
  SINGAPORE (0.0%)
         11,750    Straits Steamship, expiring
                    12/12/00                                   14
                                                        ---------
  SWITZERLAND (0.0%)
            112    Roche Holdings, expiring 5/05/98             3
                                                        ---------
  THAILAND (0.0%)
          6,349    National Finance & Securities Co.,
                    Ltd., expiring 11/15/99                    11
                                                        ---------
  UNITED KINGDOM (0.0%)
            534    British Aerospace plc, expiring
                    11/15/00                                    4
                                                        ---------
TOTAL WARRANTS (Cost $37)                                      54
                                                        ---------
    NO. OF
     UNITS
---------------
UNITS (0.1 %)
  AUSTRALIA (0.1%)
         20,821    General Property Trust                      39
         25,258    Westfield Trust                             47
                                                        ---------
TOTAL UNITS (Cost $78)                                         86
                                                        ---------
     FACE
    AMOUNT
     (000)
---------------
CONVERTIBLE DEBENTURE (0.0%)
  FRANCE (0.0%)
      FRF    60    Sanofi 4.00%, 1/01/00 (Cost $38)            55
                                                        ---------
TOTAL FOREIGN SECURITIES (96.6%) (Cost $171,471)          178,987
                                                        ---------
SHORT-TERM INVESTMENT (2.1%)
  REPURCHASE AGREEMENT (2.1%)
$         3,889    Chase Securities, Inc. 5.40%,
                    dated 9/30/96, due 10/01/96, to
                    be repurchased at $3,890
                    collateralized by $2,860 U.S.
                    Treasury Bonds, 10.625%, due
                    8/15/15, valued at $3,936 (Cost
                    $3,889)                                 3,889
                                                        ---------

    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ---------
FOREIGN CURRENCY (0.1%)
       AUD   23    Australian Dollar                    $      17
      BEF   555    Belgian Franc                               17
      BRC    40    Brazilian Real                              40
      GBP    17    British Pound                               24
       DEM   18    Deutsche Mark                               11
      FRF     4    French Franc                                 1
       HKD  298    Hong Kong Dollar                            38
     IDR  6,430    Indonesian Rupiah                            3
     ITL     93    Italian Lira                                --
     JPY    199    Japanese Yen                                 2
       MYR   21    Malaysian Ringgit                            8
       NLG   68    Netherlands Guilder                         40
      PTE   140    Portuguese Escudo                            1
      SGD    11    Singapore Dollar                             8
      ESP   278    Spanish Peseta                               2
      THB   171    Thai Baht                                    7
                                                        ---------
TOTAL FOREIGN CURRENCY (Cost $221)                            219
                                                        ---------
TOTAL INVESTMENTS (98.8%) (Cost $175,581)                 183,095
                                                        ---------
OTHER ASSETS AND LIABILITIES (1.2%)
 Other Assets                                             119,264
 Liabilities                                             (116,990)
                                                        ---------
                                                            2,274
                                                        ---------
NET ASSETS (100%)                                       $ 185,369
                                                        ---------
                                                        ---------
CLASS A:
NET ASSETS                                              $ 184,636
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 15,041,724 outstanding $0.001 par
  value shares (authorized 500,000,000 shares)             $12.27
CLASS B:
NET ASSETS                                                   $733
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 59,791 outstanding $0.001 par value
  shares (authorized 500,000,000 shares)                   $12.25

----------------------------------
NCS -- Non Convertible Shares
PCL -- Public Company Limited
RFD -- Ranked for Dividend